Investments in Associates and Joint ventures - Summary of Changes in Unrecognized Accumulated Losses of Equity Accounted Investees due to Discontinue Use of Equity Method (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2020 KRW (₩)
New Songdo International City Development, LLC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	₩ 279,435
Increase (decrease)	(20,094)
Ending balance	259,341
Mokpo Deayang industrial Corporation [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase (decrease)	84
Ending balance	84
UITrans LRT Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	14,429
Increase (decrease)	17,905
Ending balance	32,334
Clean Iksan Co., Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	784
Increase (decrease)	(70)
Ending balance	714
Hyochun CO., LTD [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	2,727
Increase (decrease)	778
Ending balance	3,505
Shinhan wind power generation [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase (decrease)	843
Ending balance	843
CSP - Compania Siderurgica do Pecem [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	27,478
Increase (decrease)	141,259
Ending balance	168,737
KIRIN VIETNAM CO., LTD [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Beginning balance	96
Increase (decrease)	(29)
Ending balance	67
INKOTECH INC [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase (decrease)	341
Ending balance	341
POSTO-Poggenamp Electrical Steel Pvt, Ltd. [member]
Disclosure of detailed information of changes in unrecognized accumulated losses of equity accounted investees [line items]
Increase (decrease)	96
Ending balance	₩ 96